UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23471

Franklin Templeton Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 9/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report

Contents
Your Fund’s Expenses 2
Financial Highlights and Statement of Investments 3
Financial Statements 5
Notes to Financial Statements 8
Shareholder Information 11

Your Fund’s Expenses
Franklin OnChain U.S. Government Money Fund
2
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, and other Fund expenses, if applicable. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 178/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 4/6/21
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/6/21–9/30/21
1,2
Ending
Account
Value 9/30/21
Expenses
Paid During
Period
4/6/21–9/30/21
1,2
a
Net
Annualized
Expense
Ratio

$1,000 $1,000.00 $0.10 $1,024.29 $0.10 0.02%

FRANKLIN TEMPLETON TRUST
Financial Highlights
Franklin OnChain U.S. Government Money Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Period Ended
September
30, 2021
(unaudited)
a
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $1.00
Income from investment operations:
Net investment income (loss)
b
...................................................................... —
Less distributions from:
Net investment income
b
........................................................................... (—)
Net asset value, end of period ........................................................................ $1.00
Total return
c ,d
..................................................................................... —%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................................ 93.56%
Expenses net of waiver and payments by affiliates ......................................................... 0.02%
Net investment income ............................................................................. 0.01%
Supplemental data
Net assets, end of period (000’s) ...................................................................... $1,395
a
For the period April 6, 2021 (commencement of operations) to September 30, 2021.
b
Amount rounds to less than $0.001 per share.
c
Rounds to less than 0.01%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Templeton Trust
Statement of Investments (unaudited), September 30, 2021
Franklin OnChain U.S. Government Money Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 154.8%
a
FFCB, 10/01/21 .................................................... $ 280,000 $ 280,000
FHLB ,
a
10/01/21 ........................................................ 200,000 200,000
a
10/08/21 ........................................................ 100,000 99,999
a
10/13/21 ........................................................ 230,000 229,998
a
10/15/21 ........................................................ 100,000 99,998
a
10/22/21 ........................................................ 100,000 99,998
a
10/27/21 ........................................................ 100,000 99,997
a
10/29/21 ........................................................ 100,000 99,997
a
11/19/21 ........................................................ 100,000 99,994
a
12/03/21 ........................................................ 100,000 99,993
b
FRN, 0.055%, (SOFR + 0.005%), 3/11/22 ................................ 100,000 100,000
1,229,974
a
U.S. Treasury Bills ,
10/05/21 ........................................................ 50,000 50,000
10/07/21 ........................................................ 50,000 49,999
11/04/21 ........................................................ 150,000 149,994
11/18/21 ........................................................ 50,000 49,998
12/02/21 ........................................................ 50,000 49,997
1/11/22 ......................................................... 50,000 49,994
1/18/22 ......................................................... 100,000 99,986
2/01/22 ......................................................... 50,000 49,992
3/24/22 ......................................................... 100,000 99,978
649,938
Total U.S. Government and Agency Securities (Cost $2,159,912) ..................
2,159,912
Total Short Term Investments (Cost $2,159,912 ) .................................
2,159,912
a
Total Investments (Cost $2,159,912) 154.8% ....................................
$2,159,912
Other Assets, less Liabilities (54.8)% ..........................................
(764,444)
Net Assets 100.0% ...........................................................
$1,395,468
See abbreviations on page 13.
a
The security was issued on a discount basis with no stated coupon rate.
b
The coupon rate shown represents the rate at period end.

FRANKLIN TEMPLETON TRUST
Financial Statements
Statement of Assets and Liabilities
September 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
OnChain U.S.
Government
Money Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,159,912
Value - Unaffiliated issuers .................................................................. $2,159,912
Cash .................................................................................... 1,014
Receivables:
Capital shares sold ........................................................................ 1,000
Interest ................................................................................. 3
Affiliates ................................................................................ 340,772
Offering costs ............................................................................. 50,982
Total assets .......................................................................... 2,553,683
Liabilities:
Payables:
Investment securities purchased .............................................................. 49,992
Transfer agent fees ........................................................................ 361
Trustees' fees and expenses ................................................................. 85
Offering costs ............................................................................. 1,096,991
Accrued expenses and other liabilities ........................................................... 10,786
Total liabilities ......................................................................... 1,158,215
Net assets, at value ................................................................. $1,395,468
Net assets consist of:
Paid-in capital ............................................................................. $1,395,468
Total distributable earnings (losses) ............................................................. —
Net assets, at value ................................................................. $1,395,468
Shares outstanding ......................................................................... 1,395,468
Net asset value per share .................................................................... $1.00

FRANKLIN TEMPLETON TRUST
Financial Statements
Statement of Operations
for the six months ended September 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
OnChain U.S.
Government
Money Fund
a
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $201
Expenses:
Management fees (Note 3 a ) ................................................................... 883
Transfer agent fees (Note 3 c ) .................................................................. 2,977
Custodian fees ............................................................................. 25
Reports to s hareholders fees .................................................................. 9,062
Professional fees ........................................................................... 21,375
Trustees' fees and expenses .................................................................. 89
Organization costs .......................................................................... 788,509
Amortization of offering costs (Note 1 d ) .......................................................... 261,476
Other .................................................................................... 5,001
Total expenses ......................................................................... 1,089,397
Expenses waived/paid by affiliates (Note 3 d ) ................................................... (1,089,255)
Net expenses ......................................................................... 142
Net investment income ................................................................ 59
Net increase (decrease) in net assets resulting from operations .......................................... $59
a
For the period April 6, 2021 (commencement of operations) to September 30, 2021.

FRANKLIN TEMPLETON TRUST
Financial Statements
Statement of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin OnChain U.S.
Government Money
Fund
Period Ended
September 30, 2021
(unaudited)
a
Incr ease (decrease) in net assets:
Operations:
Net investment income ................................................................... $59
Distributions to shareholders ................................................................ (59)
Capital share transactions (Note 2 ) ............................................................ 395,468
Net increase (decrease) in net assets ..................................................... 395,468
Net assets:
Beginning of period ....................................................................... 1,000,000
End of period ............................................................................ $1,395,468
a
For the period April 6, 2021 (commencement of operations) to September 30, 2021.

Franklin Templeton Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of one fund,
Franklin OnChain U.S. Government Money Fund (Fund) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP).
The Fund commenced operations effective April 6, 2021.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
Securities are valued at amortized cost, which approximates
fair value. Amortized cost is an income-based approach
which involves valuing an instrument at its cost and
thereafter assuming a constant amortization to maturity of
any discount or premium. Under compliance policies and
procedures approved by the Portfolio's Board of Trustee
(the Board), Franklin Templeton Services, LLC, an affiliate
of the investment manager, has responsibility for oversight
of valuation, including leading the cross-functional Valuation
Committee (VC).
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Income
received from the Portfolio and estimated expenses are
accrued daily. Dividends from net investment income are
normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
d. Organization and Offering Costs
Organization costs were expensed as incurred. Offering
costs are amortized on a straight line basis over twelve
months.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the
Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Franklin Templeton Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
2. Shares of Beneficial Interest
At September 30, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors, and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on actual costs incurred by FT Services, and is not an additional expense of the Fund.
c. Transfer Agent Fees
The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, the Fund reimburses Investor
Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the period ended September 30, 2021, the Fund paid transfer agent fees of $2,977, of which $2,664 was retained by
Investor Services.
d. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own certain expenses otherwise payable by the Fund so that the operating expenses (excluding acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganization, and liquidations) for the Fund do not exceed 0.20% until July 31, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Period Ended
September 30,
2021
a
Amount
Shares sold ................................... $687,181
Shares issued in reinvestment of distributions .......... 59
Shares redeemed ............................... (291,772)
Net increase (decrease) .......................... $395,468
a
For the period April 6, 2021 (commencement of operations) to September 30, 2021.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
e. Other Affiliated Transactions
At September 30, 2021, Templeton International Inc. owned 71.7% of the Fund's outstanding shares.
At September 30, 2021, an interested board member owned 21.5% of the Fund's outstanding shares.
4. Income Taxes
At September 30, 2021, the cost of investments for book and income tax purpose s was the same.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.
At September 30, 2021, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
Selected Portfolio (continued)
SOFR
Secured Overnight Financing Rate
3. Transactions with Affiliates
(continued)

FRANKLIN TEMPLETON TRUST
Shareholder Information

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Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN TEMPLETON TRUST
Franklin OnChain U.S. Government Money Fund
(Fund)
At an in-person meeting held on November 21, 2019
(Meeting), the Board of Trustees (Board) of Franklin
Templeton Trust (Trust), including a majority of the
trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved an investment management
agreement between Franklin Advisers, Inc. (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an initial two-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
Management Agreement.
In considering the approval of the Management Agreement,
the Board reviewed and considered information provided by
the Manager in connection with the Meeting and throughout
the year at meetings of the Board and its committees. The
Board reviewed and considered all of the factors it deemed
relevant in approving the Management Agreement, including,
but not limited to: (1) the nature, extent and quality of the services to be provided by the Manager; (ii) the costs of the services to be provided by the Manager; and (iii) the extent to which economies of scale may be realized as the Fund
grows. The Board also reviewed and considered the form of
Management Agreement and the terms of the Management
Agreement which were discussed at the Meeting, noting
that the form of Management Agreement was substantially
the same as the standard forms of investment management
agreement (that include administration services) for the other open-end mutual funds in the Franklin Templeton family of
funds.
In approving the Management Agreement, the Board,
including a majority of the Independent Trustees, determined that the terms of the proposed Management Agreement
are fair and reasonable and that the approval of such
Management Agreement is in the best interests of the
Fund and its shareholders. While attention was given to all
information furnished, the following discusses some primary
factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services to be provided by the Manager and its affiliates to the Fund and its shareholders. This information included,
among other things, management’s explanation that the
Fund will operate as a U.S. government money market
fund and will be offered to investors solely through digital platforms where investors will be able to purchase and
redeem Fund shares by automatically transferring money
to and from their checking or savings accounts; the Fund’s
proposed investment strategies and the ability of the
Manager to implement such investment strategies; the
qualifications, background and experience of the investment
personnel that will be responsible for the day-to-day portfolio management of the Fund; the Manager’s experience as the
manager of other funds and accounts, including other funds
in the Franklin Templeton family of funds; the Manager’s
strength and reputation within the industry; the personnel,
operations, financial condition, and investment management
capabilities, methodologies and resources of the Manager;
and the Manager’s compliance capabilities, as demonstrated
by, among other things, its policies and procedures
reasonably designed to prevent violations of the Federal
Securities Laws (as defined in Rule 38a-1 of the Investment
Company Act of 1940). Following consideration of such
information, the Board was satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board noted that, as the Fund has not yet commenced
investment operations, there was no investment
performance for the Fund. The Board considered the
proposed performance benchmark for the Fund and how
such benchmark would be utilized to measure performance
of the Manager.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s proposed total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board considered the proposed total
expense ratio and, separately, the proposed contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable

FRANKLIN TEMPLETON TRUST
Shareholder Information

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Semiannual Report
to and with a similar expense structure proposed for the
Fund (Expense Group) as selected by Broadridge Financial
Solutions, Inc. (Broadridge), an independent organization.
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report (excluding
the Fund), which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
proposed total expense ratio was shown for Class A of the
Fund and an actual total expense ratio was shown for Class
A or Class I of each of the other funds in the Expense Group.
The Board received a description of the methodology used
by Broadridge to select the mutual funds included in the
Expense Group.
The Expense Group for the Fund included the Fund and ten
other US government money market funds. The Board noted
that the proposed Management Rate and total expense ratio
were below the medians of its Expense Group. The Board
concluded that the Management Rate to be charged to the
Fund is reasonable. In doing so, the Board noted that the
Fund’s proposed total expense ratio reflected a fee waiver
from management.
Profitability
The Board then noted that the Manager (and its affiliates)
could not report any financial results from their relationships with the Fund because the Fund has not yet commenced
investment operations, and thus, the Board could not
evaluate the Manager’s (or its affiliates’) profitability with respect to the Fund.
Economies of Scale
The Board considered the extent to which the Manager
and its affiliates may realize economies of scale, if any, and whether the Fund’s proposed investment management fee
structure reflects any economies of scale for the benefit
of shareholders. The Board noted that the Manager (and
its affiliates) could not report on any potential economies
of scale at this time as the Fund had not yet commenced
operations and it is not anticipated that the Fund will
generate significant, if any, profit for the Manager and/or its affiliates for some time.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board, including a majority
of the Independent Trustees, approved the Management
Agreement for the Fund for an initial two-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Rohit Baghat and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.      N/A

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON TRUST

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date November
29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date November
29, 2021

By S\Vivek Pai________________________

Vivek Pai
     Chief Financial Officer
and Chief Accounting Officer
Date November
29, 2021